Income Taxes (Details 1)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%
Preferential tax rate in China(1)	(4.00%)	(12.41%)
Non-deductible expenses	(2.89%)	(3.06%)
Additional deduction of research and development expenses	(2.46%)	(17.84%)
Change in valuation allowance	(15.37%)	8.31%
Effective tax rate	0.28%